Annual Total Returns[BarChart] - Clearwater International Fund - Clearwater International Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.44%)	17.91%	21.85%	(4.70%)	(0.15%)	2.09%	26.54%	(14.01%)	26.47%	19.02%